CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 12, 2016				$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 12, 2016	0	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common shares as part of exchange and shareholders' contribution				2,400	7,612,108	0	7,614,508
Issuance of common shares as part of exchange and shareholders' contribution (in shares)	2,400,000
Issuance of preferred shares as part of exchange				492	2,740,000	0	2,740,492
Issuance of preferred shares as part of exchange (in shares)		480,000	12,000
Deemed contribution of preferred shares as part of exchange				0	(2,740,000)	0	(2,740,000)
Net income				0	0	878,644	878,644
Balance at Sep. 30, 2017				2,892	7,612,108	878,644	8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	980,938	980,938
Balance at Sep. 30, 2018				$ 2,892	$ 7,612,108	$ 1,859,582	$ 9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000	480,000	12,000